Operating Segment Analysis - Geographical Information (Details) - GBP (£) £ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Total	£ 276,459	£ 259,278
United Kingdom
Disclosure of geographical areas [line items]
Total	33,771	30,177
North America
Disclosure of geographical areas [line items]
Total	74,508	67,877
Europe
Disclosure of geographical areas [line items]
Total	151,213	146,414
RoW
Disclosure of geographical areas [line items]
Total	£ 16,967	£ 14,810